IMPAIRMENT, TRANSFORMATION AND ONCE OFF COSTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Non-trading costs		$ 200	$ 1,900
Provision		0	735
Recognised provision		1,126	2,529	$ 50
Additional restructuring costs		1,100	2,500
Selling, general and administrative expenses – Transformation costs		4,252	4,181	0
Impairment loss		2,144	1,596	$ 5,833
American Depositary Shares [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Number of ADSs issued	650,000
Fair value of ADSs issued	$ 1,100
Paycheck Protection Program (PPP) loans
Disclosure of attribution of expenses by nature to their function [line items]
Recognised provision		0	700
Once‑off costs, Credit recognised		200
Site Transfer Costs Related To The Impairment Of Plant & Equipment [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring cost		200	$ 400
Additional restructuring costs		1,100
Fixed Overheads [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring cost		$ 3,300